UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:         |_| Amendment Number: ___

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cardinal Capital Management, LLC

Address:    One Greenwich Office Park
            Greenwich, CT  06831

13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Amy K. Minella
Title:      Managing Director
Phone:      (203) 863-8981

Signature, Place and Date of Signing:


/s/ Amy K. Minella                Greenwich, CT              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $1,213,896
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------  ----- ----      ------ ----
ACI WORLDWIDE INC                   COM        004498101  29,768       739,208 SH       Sole                329,080          410,128
ACXIOM CORP                         COM        005125109  11,070       754,080 SH       Sole                347,415          406,665
AFC ENTERPRISES INC                 COM        00104Q107   6,442       379,827 SH       Sole                221,930          157,897
AFFILIATED MANAGERS GROUP           COM        008252108  35,530       317,767 SH       Sole                 96,907          220,860
ALBEMARLE CORP                      COM        012653101   6,471       101,240 SH       Sole                 10,575           90,665
AMERICAN PUBLIC EDUCATION IN        COM        02913V103   5,724       150,633 SH       Sole                 87,800           62,833
ARES CAP CORP                       COM        04010L103   8,677       530,688 SH       Sole                 58,580          472,108
ASCENA RETAIL GROUP INC             COM        04351G101   2,720        61,373 SH       Sole                 27,700           33,673
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW      049164205  46,410       943,103 SH       Sole                357,983          585,120
ATMEL CORP                          COM        049513104   8,283       839,605 SH       Sole                151,450          688,155
BOINGO WIRELESS INC                 COM        09739C102   5,904       487,912 SH       Sole                284,752          203,160
BONANZA CREEK ENERGY INC            COM        097793103   5,965       273,000 SH       Sole                159,400          113,600
BROADRIDGE FINL SOLUTIONS IN        COM        11133T103  19,135       800,279 SH       Sole                305,931          494,348
CALAVO GROWERS INC                  COM        128246105   9,043       337,671 SH       Sole                197,000          140,671
CAPITALSOURCE INC                   COM        14055X102  27,043     4,097,369 SH       Sole              1,524,850        2,572,519
CASH AMER INTL INC                  COM        14754D100  31,849       664,498 SH       Sole                248,704          415,794
CBIZ INC                            COM        124805102  13,892     2,198,105 SH       Sole              1,294,040          904,065
CEDAR FAIR L P                DEPOSITRY UNIT   150185106     577        19,500 SH       Sole                      0           19,500
CHESAPEAKE ENERGY CORP              COM        165167107   3,847       166,020 SH       Sole                  3,520          162,500
CONCHO RES INC                      COM        20605P101  12,234       119,845 SH       Sole                 12,460          107,385
CONVERGYS CORP                      COM        212485106  32,958     2,468,791 SH       Sole                933,691        1,535,100
CYS INVTS INC                       COM        12673A108  33,646     2,570,332 SH       Sole              1,027,124        1,543,208
DIGITAL GENERATION INC              COM        25400B108   3,797       371,891 SH       Sole                217,100          154,791
DINEEQUITY INC                      COM        254423106  10,091       203,438 SH       Sole                 90,850          112,588
DOLAN CO                            COM        25659P402  13,377     1,468,438 SH       Sole                862,331          606,107
ENTERTAINMENT PPTYS TR        COM SH BEN INT   29380T105  21,538       464,376 SH       Sole                183,261          281,115
EQUIFAX INC                         COM        294429105  12,371       279,503 SH       Sole                 30,901          248,602
F M C CORP                        COM NEW      302491303  16,382       154,747 SH       Sole                 15,860          138,887
FISERV INC                          COM        337738108   5,850        84,310 SH       Sole                  5,160           79,150
FTI CONSULTING INC                  COM        302941109   3,104        82,726 SH       Sole                 10,600           72,126
GLOBAL CASH ACCESS HLDGS INC        COM        378967103  12,404     1,590,276 SH       Sole                924,298          665,978
GLOBAL PMTS INC                     COM        37940X102  22,175       466,838 SH       Sole                182,260          284,578
GOVERNMENT PPTYS INCOME TR    COM SHS BEN INT  38376A103  10,741       445,508 SH       Sole                198,400          247,108
GRACE W R & CO DEL NEW              COM        38388F108  17,636       305,123 SH       Sole                146,100          159,023
HARRIS CORP DEL                     COM        413875105   5,449       120,863 SH       Sole                 10,280          110,583
HATTERAS FINL CORP                  COM        41902R103  24,391       874,228 SH       Sole                321,280          552,948
HELEN OF TROY CORP LTD              COM        G4388N106   9,808       288,381 SH       Sole                167,760          120,621
HERCULES TECH GROWTH CAP INC        COM        427096508  14,503     1,308,923 SH       Sole                758,373          550,550
HOMESTREET INC                      COM        43785V102   6,444       231,800 SH       Sole                141,400           90,400
HSN INC                             COM        404303109  16,550       435,182 SH       Sole                166,057          269,125
HUNT J B TRANS SVCS INC             COM        445658107   1,718        31,600 SH       Sole                  4,700           26,900
IAC INTERACTIVECORP            COM PAR $.001   44919P508  41,217       839,622 SH       Sole                320,770          518,852
INTERDIGITAL INC                    COM        45867G101  21,966       630,110 SH       Sole                240,618          389,492
INTUIT                              COM        461202103   4,511        74,980 SH       Sole                  4,880           70,100
J2 GLOBAL INC                       COM        48123V102  40,017     1,395,294 SH       Sole                533,149          862,145
KAMAN CORP                          COM        483548103  29,590       871,569 SH       Sole                460,008          411,561
KAR AUCTION SVCS INC                COM        48238T109  32,515     2,005,874 SH       Sole                766,800        1,239,074
LIMONEIRA CO                        COM        532746104     189        11,200 SH       Sole                  3,700            7,500
LORAL SPACE & COMMUNICATNS I        COM        543881106   7,716        96,930 SH       Sole                 56,630           40,300
MDC PARTNERS INC               CL A SUB VTG    552697104  13,643     1,226,887 SH       Sole                724,941          501,946
MEDICAL PPTYS TRUST INC             COM        58463J304  15,008     1,617,189 SH       Sole                747,700          869,489
NELNET INC                         CL A        64031N108  42,031     1,622,199 SH       Sole                639,868          982,331
NORTHWEST BANCSHARES INC MD         COM        667340103  19,352     1,523,763 SH       Sole                682,100          841,663
OASIS PETE INC NEW                  COM        674215108  18,007       584,088 SH       Sole                257,800          326,288
PURECYCLE CORP                    COM NEW      746228303     447       199,599 SH       Sole                104,456           95,143
SANDRIDGE ENERGY INC                COM        80007P307  11,802     1,507,332 SH       Sole                879,808          627,524
SCHEIN HENRY INC                    COM        806407102  10,291       135,976 SH       Sole                 15,006          120,970
SILGAN HOLDINGS INC                 COM        827048109  54,450     1,231,896 SH       Sole                475,360          756,536
SIX FLAGS ENTMT CORP NEW            COM        83001A102  46,024       984,057 SH       Sole                382,996          601,061
SKYWORKS SOLUTIONS INC              COM        83088M102   9,045       327,117 SH       Sole                 28,350          298,767
SMUCKER J M CO                    COM NEW      832696405  14,075       172,993 SH       Sole                 16,960          156,033
STANLEY BLACK & DECKER INC          COM        854502101   7,882       102,415 SH       Sole                  7,115           95,300
STARWOOD PPTY TR INC                COM        85571B105  19,857       944,693 SH       Sole                381,590          563,103
STEINWAY MUSICAL INSTRS INC         COM        858495104   6,634       265,352 SH       Sole                151,450          113,902
TELEDYNE TECHNOLOGIES INC           COM        879360105  50,704       804,188 SH       Sole                311,017          493,171
TELEFLEX INC                        COM        879369106  25,253       412,972 SH       Sole                157,505          255,467
TRIQUINT SEMICONDUCTOR INC          COM        89674K103   4,524       656,200 SH       Sole                391,800          264,400
VALUECLICK INC                      COM        92046N102  18,841       954,460 SH       Sole                368,200          586,260
VIRGIN MEDIA INC                    COM        92769L101  12,753       510,538 SH       Sole                 56,904          453,634
WESTERN UN CO                       COM        959802109   6,213       353,030 SH       Sole                 25,730          327,300
WILEY JOHN & SONS INC              CL A        968223206   5,307       111,510 SH       Sole                  9,510          102,000
WINDSTREAM CORP                     COM        97381W104   5,505       470,284 SH       Sole                 35,053          435,231
WORLD FUEL SVCS CORP                COM        981475106  31,962       779,571 SH       Sole                302,995          476,576
YAHOO INC                           COM        984332106   1,048        68,840 SH       Sole                  1,440           67,400

SK 01269 0001 1287472